UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08012
Government Obligations Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Government Obligations Portfolio	as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 120.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with various maturities to 2011	$12	$11,722
6.00%, with various maturities to 2026	1,980	2,046,236
6.25%, with maturity at 2008	4	4,522
6.50%, with various maturities to 2024	41,932	43,897,376
6.87%, with maturity at 2024	857	904,404
7.00%, with various maturities to 2026	31,448	33,385,360
7.09%, with maturity at 2023 (1)	2,592	2,769,487
7.25%, with maturity at 2022	4,070	4,364,588
7.50%, with various maturities to 2028	16,819	18,097,064
7.63%, with maturity at 2019 (1)	1,648	1,779,051
7.75%, with various maturities to 2018	145	154,000
7.78%, with maturity at 2022	411	446,609
7.85%, with maturity at 2020	1,411	1,533,919
8.00%, with various maturities to 2028	50,724	54,749,771
8.13%, with maturity at 2019	2,597	2,840,586
8.15%, with various maturities to 2021	994	1,074,482
8.25%, with various maturities to 2017	1,823	1,913,968
8.50%, with various maturities to 2027	20,241	22,136,838
8.75%, with various maturities to 2016	1,357	1,417,210
9.00%, with various maturities to 2027	39,839	44,080,532
9.25%, with various maturities to 2017	2,390	2,575,359
9.50%, with various maturities to 2026	11,846	13,313,271
9.75%, with various maturities to 2018	878	940,753
10.00%, with various maturities to 2025	12,554	14,353,500
10.50%, with various maturities to 2021	7,643	8,843,808
10.75%, with maturity at 2011	296	323,030
11.00%, with various maturities to 2021	11,137	12,899,504
11.25%, with maturity at 2014	262	292,715
11.50%, with various maturities to 2017	1,056	1,212,788
11.75%, with maturity at 2011	170	190,203
12.00%, with various maturities to 2019	2,161	2,547,602
12.25%, with various maturities to 2019	234	270,670
12.50%, with various maturities to 2019	4,674	5,482,419
12.75%, with various maturities to 2015	57	67,803
13.00%, with various maturities to 2019	664	795,093
13.25%, with various maturities to 2019	82	98,407
13.50%, with various maturities to 2019	1,220	1,437,003
14.00%, with various maturities to 2016	271	323,444

14.50%, with various maturities to 2014	$27	$33,858
14.75%, with maturity at 2010	78	89,879
15.00%, with various maturities to 2013	519	631,902
15.25%, with maturity at 2012	30	37,743
15.50%, with maturity at 2011	11	13,366
16.00%, with maturity at 2012	37	46,346
16.25%, with various maturities to 2012	20	24,689
		$304,452,880
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	8	7,323
3.50%, with maturity at 2007	1	817
4.139%, with maturity at 2036 (1)	2,383	2,430,860
5.25%, with maturity at 2006	5	5,304
5.50%, with maturity at 2006	4	3,983
6.00%, with various maturities to 2024	1,605	1,656,027
6.50%, with various maturities to 2026 (2)	138,208	144,524,514
6.75%, with maturity at 2007	0	305
7.00%, with various maturities to 2029	67,511	71,622,789
7.25%, with various maturities to 2023	466	491,106
7.50%, with various maturities to 2029	25,494	27,403,297
7.75%, with maturity at 2008	78	81,013
7.875%, with maturity at 2021	2,449	2,667,986
7.979%, with maturity at 2030	219	238,604
8.00%, with various maturities to 2027	42,551	46,229,229
8.25%, with various maturities to 2025	2,425	2,589,073
8.33%, with maturity at 2020	1,215	1,336,597
8.50%, with various maturities to 2027	21,750	23,796,362
8.663%, with maturity at 2021 (1)	986	1,087,914
8.75%, with various maturities to 2017	1,544	1,628,449
8.907%, with maturity at 2010 (1)	391	418,677
9.00%, with various maturities to 2030	9,015	9,870,890
9.125%, with maturity at 2011	257	278,998
9.25%, with various maturities to 2016	431	461,541
9.50%, with various maturities to 2030	10,982	12,281,324
9.75%, with maturity at 2019	79	90,399
9.858%, with maturity at 2021 (1)	293	333,616
9.89%, with maturity at 2025 (1)	240	272,210
10.00%, with various maturities to 2027	9,982	11,391,557
10.152%, with maturity at 2023 (1)	382	442,059
10.153%, with maturity at 2021 (1)	224	258,734
10.389%, with maturity at 2020 (1)	348	395,739
10.407%, with maturity at 2021 (1)	457	527,536
10.50%, with various maturities to 2025	2,797	3,195,210
10.649%, with maturity at 2025 (1)	296	341,297
11.00%, with various maturities to 2025	5,180	5,979,806

11.259%, with maturity at 2019 (1)	$355	$413,294
11.50%, with various maturities to 2020	3,430	3,966,246
11.591%, with maturity at 2018	651	756,502
11.75%, with various maturities to 2017	450	524,858
12.00%, with various maturities to 2020	7,630	8,969,874
12.098%, with maturity at 2025 (1)	210	249,643
12.25%, with various maturities to 2015	472	555,437
12.382%, with maturity at 2021 (1)	332	390,192
12.50%, with various maturities to 2021	2,210	2,604,771
12.696%, with maturity at 2015 (1)	611	728,659
12.75%, with various maturities to 2015	490	574,854
13.00%, with various maturities to 2019	1,430	1,671,383
13.25%, with various maturities to 2015	398	468,979
13.50%, with various maturities to 2015	1,057	1,277,771
13.75%, with maturity at 2011	15	17,246
14.00%, with maturity at 2014	30	36,956
14.50%, with maturity at 2014	33	41,826
14.75%, with maturity at 2012	809	978,598
15.00%, with various maturities to 2013	865	1,060,905
15.50%, with maturity at 2012	121	150,033
15.75%, with maturity at 2011	4	4,839
16.00%, with maturity at 2012	415	515,230
		$400,299,241
Government National Mortgage Assn.:
6.50%, with various maturities to 2026 (2)	152,802	160,046,893
7.00%, with various maturities to 2025 (2)	75,269	79,861,030
7.25%, with various maturities to 2022	245	261,640
7.31%, with maturity at 2027	1,065	1,138,816
7.50%, with various maturities to 2024	16,856	18,112,211
8.00%, with various maturities to 2027	47,495	51,521,762
8.25%, with various maturities to 2019	472	514,735
8.30%, with maturity at 2020	200	220,272
8.50%, with various maturities to 2018	8,214	9,031,110
9.00%, with various maturities to 2027	29,064	32,426,160
9.50%, with various maturities to 2026 (2)	20,958	23,502,846
10.00%, with various maturities to 2025	7,225	8,168,134
10.50%, with various maturities to 2020	6,828	7,890,586
11.00%, with various maturities to 2020	2,485	2,902,254
11.50%, with maturity at 2013	38	43,733
12.00%, with various maturities to 2015	2,253	2,649,412
12.50%, with various maturities to 2019	898	1,059,328
13.00%, with various maturities to 2014	245	292,253
13.50%, with maturity at 2011	9	10,269
14.50%, with maturity at 2014	8	9,426
15.00%, with various maturities to 2013	201	249,689

16.00%, with various maturities to 2012	$51	$62,564
		$399,975,123
Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1577, Class PH, 6.30%, due 2023	1,845	1,902,246
Federal Home Loan Mortgage Corp., Series 1666, Class H, 6.25%, due 2023	3,865	4,003,108
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	6,082	6,448,878
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	3,192	3,293,877
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	9,845	10,235,347
Federal Home Loan Mortgage Corp., Series 2149, Class QL, 6.00%, due 2029	10,000	10,391,410
Federal Home Loan Mortgage Corp., Series 24, Class ZE, 6.25%, due 2023	1,045	1,100,039
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	2,292	2,429,519
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,909	2,045,559
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	1,522	1,605,668
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	4,707	5,044,230
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	3,892	4,218,042
Federal National Mortgage Assn., Series G93-29, Class Z, 7.00%, due 2023	6,027	6,383,836
		$59,101,759

Total Mortgage Pass-Throughs
(identified cost $1,167,296,512)	$1,163,829,003

U.S. Treasury Obligations — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (3)	$6,000	$7,829,766

Total U.S. Treasury Obligations
(identified cost, $6,267,653)	$7,829,766

Commercial Paper — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Colonial Pipeline Co., 2.36%, 2/1/05	$3,392	$3,392,000
Belmont Funding, LLC, 2.55%, 2/1/05	300	300,000

Total Commercial Paper
(at amortized cost, $3,692,000)	$3,692,000

Short-Term Investments — 0.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.50%, 2/1/05	$75	$75,000

Total Short-Term Investments
(at amortized cost, $75,000)	$75,000

Total Investments — 121.3%
(identified cost $1,177,331,165)	$1,175,425,769

Other Assets, Less Liabilities — (21.3)%	$(206,252,281)

Net Assets — 100.0%	$969,173,488

(1)      Adjustable rate mortgage

(2)      All or a portion of these securities were on loan at January 31, 2005.

(3)      Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at January 31, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/05	500 U.S. Treasury Note	Short	$(54,888,500)	$(54,625,000)	$263,500

At January 31, 2005, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,177,391,637
Gross unrealized appreciation	$7,422,158
Gross unrealized depreciation	(9,388,026)
Net unrealized depreciation	$(1,965,868)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Mark S. Venezia
Mark. S. Venezia
President and Principal Executive Officer

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark. S. Venezia
President and Principal Executive Officer

Date:	March 17, 2005

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	March 17, 2005